SCHEDULE I CONDENSED FINANCIAL INFORMATION OF REGISTRANT (REGISTRANT BALANCE SHEETS) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
ASSETS
Total assets	$ 177,435	$ 187,044
Current liabilities:
Accounts payable-intercompany	50,757	27,452
Total current liabilities	69,793	88,264
Total liabilities	75,269	96,052
Stockholders’ equity:
Ordinary shares: $0.00375 par value; 250,000 authorized shares; 39,799 and 39,363 shares issued at December 31, 2018 and December 31, 2017, respectively; 35,318 and 35,506 shares outstanding at December 31, 2018 and December 31, 2017, respectively	123	122
Additional paid-in capital	1,264,160	1,263,006
Treasury stock, at cost: 4,481 and 3,857 shares at December 31, 2018 and December 31, 2017, respectively	(10,899)	(8,374)
Accumulated deficit	(1,212,790)	(1,226,173)
Accumulated other comprehensive income	61,572	62,411
Shareholders’ equity	102,166	90,992
Total liabilities and shareholders' equity	177,435	187,044
UTSTARCOM HOLDINGS CORP
ASSETS
Investment in subsidiaries	115,285	101,817
Total assets	115,285	101,817
Current liabilities:
Accounts payable-intercompany	13,119	10,825
Total current liabilities	13,119	10,825
Total liabilities	13,119	10,825
Stockholders’ equity:
Ordinary shares: $0.00375 par value; 250,000 authorized shares; 39,799 and 39,363 shares issued at December 31, 2018 and December 31, 2017, respectively; 35,318 and 35,506 shares outstanding at December 31, 2018 and December 31, 2017, respectively	123	122
Additional paid-in capital	1,264,160	1,263,007
Treasury stock, at cost: 4,481 and 3,857 shares at December 31, 2018 and December 31, 2017, respectively	(10,899)	(8,374)
Accumulated deficit	(1,212,790)	(1,226,174)
Accumulated other comprehensive income	61,572	62,411
Shareholders’ equity	102,166	90,992
Total liabilities and shareholders' equity	$ 115,285	$ 101,817